Segment Information (Product Sales to External Customers for Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Net sales	¥ 4,031,414	¥ 3,513,357	¥ 3,160,243
Printing Business Unit
Revenue, Major Customer [Line Items]
Net sales	2,255,402	1,934,012	1,800,898
Printing Business Unit | Office Multifunction Devices
Revenue, Major Customer [Line Items]
Net sales	570,175	477,000	455,357
Printing Business Unit | Office Others
Revenue, Major Customer [Line Items]
Net sales	320,713	279,366	267,123
Printing Business Unit | Office
Revenue, Major Customer [Line Items]
Net sales	890,888	756,366	722,480
Printing Business Unit | Laser Printers
Revenue, Major Customer [Line Items]
Net sales	647,192	560,159	502,157
Printing Business Unit | Inkjet Printers and Others
Revenue, Major Customer [Line Items]
Net sales	355,270	328,932	326,041
Printing Business Unit | Prosumer
Revenue, Major Customer [Line Items]
Net sales	1,002,462	889,091	828,198
Printing Business Unit | Production [Member]
Revenue, Major Customer [Line Items]
Net sales	362,052	288,555	250,220
Imaging Business Unit
Revenue, Major Customer [Line Items]
Net sales	803,057	651,494	539,560
Imaging Business Unit | Cameras
Revenue, Major Customer [Line Items]
Net sales	509,464	432,885	347,240
Imaging Business Unit | Network Cameras and Others
Revenue, Major Customer [Line Items]
Net sales	293,593	218,609	192,320
Medical Business Unit
Revenue, Major Customer [Line Items]
Net sales	513,028	480,029	435,368
Industrial Business Unit
Revenue, Major Customer [Line Items]
Net sales	320,817	328,164	271,149
Industrial Business Unit | Optical Equipment
Revenue, Major Customer [Line Items]
Net sales	240,332	215,890	144,387
Industrial Business Unit | Industrial Equipment
Revenue, Major Customer [Line Items]
Net sales	80,485	112,274	126,762
Others and Corporate
Revenue, Major Customer [Line Items]
Net sales	¥ 139,110	¥ 119,658	¥ 113,268